Reportable Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenues and Other Financial Information
The following table presents revenue and other financial information by reportable segment for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Contract Operations	Aftermarket Services	Product Sales (1)	Reportable Segments Total	Other (2)	Total (3)
2017:
Revenue	$375,269	$107,063	$732,962	$1,215,294	$—	$1,215,294
Gross margin (4)	241,889	28,842	76,409	347,140	—	347,140
Total assets	783,340	22,882	139,454	945,676	487,680	1,433,356
Capital expenditures	123,842	339	2,712	126,893	4,780	131,673

2016:
Revenue	$392,463	$120,550	$392,384	$905,397	$—	$905,397
Gross margin (4)	248,793	33,208	26,990	308,991	—	308,991
Total assets	745,752	28,421	169,525	943,698	381,266	1,324,964
Capital expenditures	69,946	332	1,371	71,649	2,021	73,670

2015:
Revenue	$469,900	$127,802	$1,089,562	$1,687,264	$—	$1,687,264
Gross margin (4)	297,509	36,569	163,825	497,903	—	497,903
Total assets	790,957	31,614	242,873	1,065,444	565,122	1,630,566
Capital expenditures	138,171	709	5,313	144,193	11,151	155,344

(1)
Includes assets and capital expenditures previously associated with the manufacture of products for our Belleli EPC business that have been repurposed to manufacture product sales equipment related to our ongoing operations. See Note 3 for further discussion related to our Belleli EPC business.

(2)	Includes corporate related items.

(3)	Totals exclude assets, capital expenditures and the operating results of discontinued operations.

(4)	Gross margin is defined as revenue less cost of sales (excluding depreciation and amortization expense).

Schedule of Asset from Reportable Segments to Total Assets
The following table presents assets from reportable segments reconciled to total assets as of December 31, 2017 and 2016 (in thousands):

	December 31,
	2017	2016
Assets from reportable segments	$945,676	$943,698
Other assets (1)	487,680	381,266
Assets associated with discontinued operations	27,451	49,814
Total assets	$1,460,807	$1,374,778

(1)	Includes corporate related items.

Schedule of Geographic Data
The following tables present geographic data as of and for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31,
	2017	2016	2015
Revenue:
U.S.	$648,290	$335,268	$858,409
Argentina	156,340	151,374	172,004
Brazil	98,419	85,831	68,578
Mexico	75,388	90,876	125,972
Other international	236,857	242,048	462,301
Total	$1,215,294	$905,397	$1,687,264

	December 31,
	2017	2016	2015
Property, plant and equipment, net:
U.S.	$76,562	$84,669	$90,976
Argentina	219,840	222,548	239,226
Brazil	138,835	157,139	128,032
Mexico	148,405	167,279	198,641
Oman	110,115	23,560	14,796
Other international	128,522	135,727	175,306
Total	$822,279	$790,922	$846,977

Reconciliation of Income (Loss) Before Income Taxes to Total Gross Margin

The following table reconciles income (loss) before income taxes to total gross margin (in thousands):

	Years Ended December 31,
	2017	2016	2015
Income (loss) before income taxes	$16,839	$(47,524)	$61,363
Selling, general and administrative	176,318	157,485	210,483
Depreciation and amortization	107,824	132,886	146,318
Long-lived asset impairment	5,700	14,495	20,788
Restatement related charges	3,419	18,879	—
Restructuring and other charges	3,189	22,038	31,315
Interest expense	34,826	34,181	7,272
Equity in income of non-consolidated affiliates	—	(10,403)	(15,152)
Other (income) expense, net	(975)	(13,046)	35,516
Total gross margin	$347,140	$308,991	$497,903